UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:         811-06342

Exact name of registrant as specified
in charter:                                 Aberdeen Global Income Fund, Inc.

Address of principal executive offices:     800 Scudders Mill Road,
                                            Plainsboro,
                                            New Jersey 08536

Name and address of agent for service:      Mr Beverly Hendry,
                                            300 S.E. 2nd Street, Suite #820,
                                            Fort Lauderdale,
                                            Florida 33301

Registrant's telephone number,
including area code:                        212-968-8800

Date of fiscal year end:                    10/31/05

Date of reporting period:                   1/31/05

Item 1 - Schedule of Investments

Portfolio of Investments - (unaudited)

As of January 31, 2005

              Principal
                Amount                                                                  Moody's           S&P             Value
                (000)                       Description                                 Rating          Rating            (US$)
----------------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 109.8%

                           AUSTRALIA - 23.3%
                           Brisbane Airport Corporation, Ltd.,
    AUD          4,000     7.30%, 6/30/10                                                 Aaa             AAA         $  3,277,753
                           Commonwealth of Australia,
    AUD          1,750     10.00%, 10/15/07                                               Aaa             AAA            1,515,471
    AUD          1,250     7.50%, 9/15/09                                                 Aaa             AAA            1,052,542
    AUD            250     5.75%, 6/15/11                                                 Aaa             AAA              197,692
    AUD            100     6.50%, 5/15/13                                                 Aaa             AAA               83,192
    AUD            300     6.00%, 2/15/17                                                 Aaa             AAA              243,755
                           GE Capital Australia,
    AUD            600     6.75%, 9/15/07                                                 Aaa             AAA              475,888
                           New South Wales Treasury Corporation,
    AUD          3,700     7.00%, 12/01/10                                                 NR             AAA            3,064,772
    AUD            550     6.00%, 5/01/12                                                 Aaa              NR              436,342
                           Northern Territory Treasury,
    AUD          3,250     6.75%, 7/14/09                                                  NR             AA-            2,622,026
                           Queensland Treasury Corporation,
    AUD          1,500     8.00%, 9/14/07                                                 Aaa             AAA            1,234,210
    AUD          1,000     8.00%, 9/14/07 (Global)                                        Aaa             AAA              823,969
    AUD          2,500     6.00%, 6/14/11                                                 Aaa             AAA            1,978,864
    AUD          2,700     6.00%, 8/14/13                                                 Aaa             AAA            2,151,225
    AUD          2,000     6.00%, 10/14/15                                                Aaa             AAA            1,591,102
    AUD          1,250     6.00%, 6/14/21                                                 Aaa             AAA              997,176
                           Tabcorp Investment No. 4 Pty Ltd.,
    AUD            500     6.50%, 10/13/11                                                 NR             BBB+             388,594
                           Telstra Corporation Ltd.,
    NZD          1,000     7.15%, 11/24/14                                                 A1              A+              711,150
                           Treasury Corporation of Victoria,
    AUD          1,000     9.00%, 6/27/05                                                 Aaa             AAA              784,999
    AUD          1,500     10.25%, 11/15/06                                               Aaa             AAA            1,258,394
                           Western Australia Treasury Corporation,
    AUD          3,500     8.00%, 10/15/07                                                Aaa             AAA            2,881,918
    AUD          2,650     8.00%, 6/15/13                                                 Aaa             AAA            2,371,911
                           Wesfarmers Ltd.,
    AUD          1,000     6.25%, 8/27/07                                                  NR              A-              779,422
                                                                                                                      ------------
                                                                                                                        30,922,367
                                                                                                                      ------------
                           BELGIUM - 0.3%
                           Carmeuse Lime BV,
    EUR            300     10.75%, 7/15/12                                                Ba3              B+              457,546
                                                                                                                      ------------

                           BRAZIL - 3.2%
                           Federal Republic of Brazil,
    USD          1,200     10.00%, 8/07/11                                                 B1             BB-            1,368,000
    USD          2,500     11.00%, 8/17/40                                                 B1             BB-            2,893,750
                                                                                                                      ------------
                                                                                                                         4,261,750
                                                                                                                      ------------
                           CANADA - 19.0%
                           Canadian Government,
    CAD          2,500     7.25%, 6/01/07                                                  NR             AAA            2,204,372
    NZD          1,000     6.625%, 10/03/07                                               Aaa             AAA              721,923
    CAD          3,000     10.25%, 3/15/14                                                Aaa             AAA            3,529,784
    CAD          2,000     8.00%, 6/01/23                                                 Aaa             AAA            2,277,784
    CAD          2,000     9.00%, 6/01/25                                                  NR             AAA            2,514,431
                           Canada (Cayman),
    CAD            750     7.25%, 6/01/08                                                 Aaa             AAA              665,969
                           Ontario Hydro,
    CAD            500     8.50%, 5/26/25                                                 Aa2              AA              575,088
                           Province of British Columbia,
    CAD          2,000     9.50%, 1/09/12                                                 Aa2              AA            2,132,613
                           Province of Manitoba Series EMTN,
    CAD          3,500     7.00%, 5/21/07                                                 Aa2             AA-            3,049,805
                           Province of New Brunswick,
    CAD          2,000     7.75%, 1/13/14                                                 Aa3             AA-            1,976,632
                           Province of Newfoundland,
    CAD          1,000     5.125%, 12/29/10                                                A3              A-              844,167
                           Province of Ontario,
    NZD          2,000     5.75%, 3/03/08                                                 Aa2              AA            1,385,704
    CAD          1,000     5.25%, 11/30/11                                                Aa2              AA              847,998
                           Quebec Hydro,
    CAD          2,000     9.625%, 7/15/22                                                 A1              A+            2,462,849
                                                                                                                      ------------
                                                                                                                        25,189,119
                                                                                                                      ------------

Aberdeen Global Income Fund, Inc.

As of January 31, 2005

              Principal
                Amount                                                                  Moody's           S&P             Value
                (000)                        Description                                Rating          Rating            (US$)
-----------------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - CONTINUED

                           CAYMAN ISLANDS - 0.5%
                           RMH Finance Ltd.,
    GBP            300     8.80%, 8/28/17                                                 Ba1             BB+         $    639,387
                                                                                                                      ------------

                           COLOMBIA - 1.4%
                           Republic of Colombia,
    USD          1,600     10.375%, 1/28/33                                               Ba2              BB            1,812,000
                                                                                                                      ------------

                           FINLAND- 2.1%
                           Republic of Finland,
    GBP          1,250     10.125%, 6/22/08                                               Aaa             AAA            2,739,782
                                                                                                                      ------------

                           FRANCE - 1.6%
                           Dexia Municipal Agency,
    NZD          3,000     7.00%, 11/26/07                                                Aaa             AAA            2,136,738
                                                                                                                      ------------

                           GERMANY - 3.5%
                           Bayerische Hypo-und Vereinsbank AG,
    NZD          2,000     7.00%, 9/14/05                                                  A3              A-            1,419,197
                           Cognis GmbH,
    EUR            225     9.50%, 5/15/14                                                  B3              B-              329,961
                           Commerzbank AG,
    NZD          3,500     8.00%, 2/07/05                                                  A2              A-            2,488,970
                           Kronos International Inc.,
    EUR            310     8.875%, 6/30/09                                                 B2             BB-              436,429
                                                                                                                      ------------
                                                                                                                         4,674,557
                                                                                                                      ------------

                           IRELAND - 0.3%
                           Valentia Telecommunications LTD,
    EUR            300     7.25%, 8/15/13                                                 Ba3             BB-              437,993
                                                                                                                      ------------

                           JAMAICA - 1.1%
                           Government of Jamaica,
    EUR          1,000     11.00%, 7/27/12                                                 B1              B             1,478,226
                                                                                                                      ------------

                           KAZAKHSTAN - 0.7%
                           Kazkommerts International BV,
    USD          1,000     7.875%, 4/07/14                                                Baa2            BB-              991,400
                                                                                                                      ------------

                           LUXEMBOURG - 1.0%
                           Council of Europe,
    CAD          1,000     5.25%, 2/27/12                                                 Aaa             AAA              857,747
                           Rhiag SA,
    EUR            310     10.75%, 6/05/07                                                 B2              B-              404,100
                                                                                                                      ------------
                                                                                                                         1,261,847
                                                                                                                      ------------
                           MEXICO - 1.2%
                           Mexican Government,
    MXN         19,000     8.00%, 12/19/13                                                Baa1            BBB+           1,544,459
                                                                                                                      ------------

                           NETHERLANDS - 4.0%
                           Bank Nederlandse Gemeenten NV,
    NZD          1,000     5.25%, 6/17/09                                                 Aaa             AAA              674,524
                           GMAC INTL Finance BV,
    NZD          3,500     8.00%, 3/14/07                                                 Baa1            BBB-           2,478,504
                           Rabo Australia, Ltd.,
    NZD          3,000     6.25%, 11/22/11                                                Aaa             AAA            2,116,728
                                                                                                                      ------------
                                                                                                                         5,269,756
                                                                                                                      ------------
                           NEW ZEALAND - 6.3%
                           Auckland Healthcare Services Ltd,
    NZD          1,000     7.75%, 9/15/15                                                 Aaa             AAA              763,366
                           Housing New Zealand,
    NZD          1,500     8.00%, 11/15/06                                                Aaa              AA            1,093,704
                           New Zealand Government,
    NZD          5,000     6.50%, 4/15/13                                                 Aaa             AAA            3,648,374
    NZD          2,500     6.00%, 4/15/15                                                 Aaa             AAA            1,770,989

Aberdeen Global Income Fund, Inc.

As of January 31, 2005

               Principal
                 Amount                                                                 Moody's           S&P            Value
                 (000)                         Description                              Rating          Rating           (US$)
----------------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - CONTINUED

                           Powerco Ltd.,
    NZD          1,000     6.39%, 3/29/13                                                  NR             AAA         $    688,215
                           Transpower Finance Ltd.,
    NZD            500     8.00%, 6/15/05                                                 Aa2              AA              357,033
                                                                                                                      ------------
                                                                                                                         8,321,681
                                                                                                                      ------------
                           PERU - 1.2%
                           Republic of Peru,
    USD          1,300     9.875%, 2/06/15                                                Ba3              BB            1,556,750
                                                                                                                      ------------

                           PHILIPPINES - 1.3%
                           Philippine Long Distance Telephone Company,
    USD          1,400     11.375%, 5/15/12                                               Ba2             BB-            1,632,820
                           Republic of Philippines,
    USD             50     9.375%, 1/18/17                                                Ba2             BB-               53,706
                                                                                                                      ------------
                                                                                                                         1,686,526
                                                                                                                      ------------
                           RUSSIA - 1.3%
                           Gazprom OAO,
    USD            800     9.625%, 3/01/13                                                 NR             BB-              950,480
                           JSC Severstal,
    USD            800     9.25%, 4/19/14                                                  B2              B+              811,373
                                                                                                                      ------------
                                                                                                                         1,761,853
                                                                                                                      ------------
                           SOUTH AFRICA - 1.1%
                           Republic of South Africa,
    ZAR          6,000     13.50%, 9/15/15                                                 A2              A             1,400,806
                                                                                                                      ------------

                           SWITZERLAND - 3.6%
                           Eurofima,
    AUD          3,500     9.875%, 1/17/07                                                Aaa             AAA            2,923,593
    AUD            200     6.00%, 1/28/14                                                 Aaa             AAA              157,136
                           European Investment Bank,
    AUD          2,300     7.00%, 12/17/07                                                Aaa             AAA            1,648,804
                                                                                                                      ------------
                                                                                                                         4,729,533
                                                                                                                      ------------
                           TURKEY - 0.8%
                           Republic of Turkey,
    USD            800     11.00%, 1/14/13                                                 B1             BB-            1,012,000
                                                                                                                      ------------

                           UKRAINE - 0.8%
                           City of Kiev,
    USD          1,000     8.75%, 8/08/08                                                  B2              B             1,071,400
                                                                                                                      ------------

                           UNITED KINGDOM - 23.7%
                           Barclays Bank PLC,
    GBP          1,000     9.875%, 5/29/49                                                Aa2              A+            2,155,362
                           Big Food Group PLC,
    GBP            150     9.75%, 6/30/12                                                  B1              B+              325,776
                           British Gas PLC,
    GBP          1,400     8.875%, 7/08/08                                                 A2              A             2,948,100
                           Debenhams Finance Holdings PLC,
    GBP            125     10.50%, 8/28/12 (a)                                             B2              B               265,822
                           EGG Banking PLC,
    GBP            500     5.125%, 12/21/07                                                A3              A-              940,152
                           Prudential Finance B.V.,
    GBP            500     9.375%, 6/04/07                                                 NR             AA-            1,030,646
                           United Kingdom Treasury,
    GBP          1,250     8.50%, 12/07/05                                                Aaa             AAA            2,435,363
    GBP          1,100     7.50%, 12/07/06                                                Aaa             AAA            2,183,216
    GBP            500     5.75%, 12/07/09                                                Aaa             AAA              991,711
    GBP          1,500     8.00%, 9/27/13                                                 Aaa             AAA            3,509,719
    GBP            600     8.00%, 12/07/15                                                Aaa             AAA            1,458,174
    GBP          3,000     8.00%, 6/07/21                                                 Aaa             AAA            7,839,619
    GBP          2,350     6.00%, 12/07/28                                                 NA             AAA            5,374,964
                                                                                                                      ------------
                                                                                                                        31,458,624
                                                                                                                      ------------
                           UNITED STATES - 6.5%
                           AGCO Corporation,
    EUR            225     6.875%, 4/15/14                                                 B1             BB-              314,563
                           American Standard Inc.,
    GBP            221     8.25%, 6/01/09                                                 Baa3            BBB-             458,511
                           Bank of America Corporation,
    AUD            500     6.50%, 12/05/08                                                Aa2              A+              394,771
                           Cable & Wireless Optus Finance,
    USD            100     8.00%, 6/22/10                                                  A2              A+              115,676

Aberdeen Global Income Fund, Inc.

As of January 31, 2005

               Principal
                 Amount                                                                 Moody's           S&P            Value
                 (000)                         Description                              Rating          Rating           (US$)
----------------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - CONCLUDED

                           Constellation Brands Inc.,
    GBP            200     8.50%, 11/15/09                                                Ba2              BB         $    409,283
                           Dana Corporation,
    EUR            300     9.00%, 8/15/11                                                 Ba2             BBB-             486,876
                           Federal National Mortgage Association, Series EMTN,
    AUD          2,000     6.375%, 8/15/07                                                Aaa             AAA            1,576,344
                           General Electric Capital Corporation,
    NZD          1,000     6.625%, 2/04/10                                                Aaa             AAA              705,980
                           International Finance Corp,
    NZD          4,000     6.75%, 7/15/09                                                 Aaa             AAA            2,894,577
                           Lear Corporation,
    EUR            310     8.125%, 4/01/08                                                Baa3            BBB-             451,582
                           Merrill Lynch & Co., Inc.,
    AUD            200     6.75%, 3/12/14                                                 Aa3              A+              159,559
                           TRW Automotive Inc.,
    EUR            268     10.125%, 2/15/13                                               Ba3             BB-              410,488
                           Warner Music Group,
    GBP            150     8.125%, 4/15/14                                                 B3              B-              289,988
                                                                                                                      ------------
                                                                                                                         8,668,198
                                                                                                                      ------------
Total long-term investments
(cost US$116,768,316)                                                                                                  145,484,298
                                                                                                                      ------------

SHORT-TERM INVESTMENTS - 8.0%

                           UNITED STATES - 8.0%
    USD          4,107     Repurchase Agreement, State Street Bank and Trust
                           Company, 2.30% dated 1/31/05, due 2/01/05 in the
                           amount of $4,107,262 (collateralized by $3,455,000 U.S.
                           Treasury Bonds, 6.125% due 11/15/27; value $4,189,395)          NR              NR            4,107,000

    CAD          3,407     State Street Bank and Trust Company Time Deposit,
                           2.00%, 11/03/04                                                 NR              NR            2,745,920

    NZD          1,173     State Street Bank and Trust Company Fixed Deposit,
                           5.00%, 11/03/04                                                 NR              NR              834,179

    GBP          1,567     State Street Bank and Trust Company Fixed Deposit,
                           4.687%, 11/03/04                                                NR              NR            2,955,516
                                                                                                                      ------------
Total short-term investments
(cost US$10,670,377)                                                                                                    10,642,615
                                                                                                                      ------------
----------------------------------------------------------------------------------------------------------------------------------
Total Investments - 117.8% (cost US$127,438,693)                                                                       156,126,913
Other assets in excess of liabilities - 4.8%                                                                             6,338,852
Liquidation value of preferred stock - (22.6%)                                                                         (30,000,000)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets Applicable to Common Shareholders - 100.0%                                                                 $132,465,765
==================================================================================================================================

AUD - Australian dollar
CAD - Canadian dollar
EUR - Euro
GBP - British pound
MXN - Mexican Peso
NZD - New Zealand dollar
USD - United States dollar
ZAR - South African Rand
NR - Not rated by Moody's or Standard & Poor's.

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, the aggregate market value of these securities amounted to $265,822 or 0.2% of net assets applicable to common shareholders.

Aberdeen Global Income Fund, Inc.

As of January 31, 2005

Interest Rate Swap Agreements

                                                                                                                       Unrealized
Counterparty          Termination Date           Notional Amount (000)          Fixed Rate        Floating Rate       Appreciation
-----------------------------------------------------------------------------------------------------------------------------------
UBS AG                October 31, 2005                   4,800                    2.1025%         1 month LIBOR       $     35,035
UBS AG                October 31, 2006                   4,800                    2.6900%         1 month LIBOR             61,459
UBS AG                October 31, 2007                   7,200                    3.1600%         1 month LIBOR             92,657
UBS AG                October 31, 2008                   7,200                    3.5400%         1 month LIBOR             66,600
                                                                                                                      ------------
                                                                                                                      $    255,751
                                                                                                                      ============

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Unrealized
Futures Contracts                                                                                                   Appreciation/
                                                                                   Expiration       Contracts       (Depreciation)
----------------------------------------------------------------------------------------------------------------------------------
Purchase Contract:
Australian Treasury Bond 6% - 10 year                                              March 2005           10            $    (12,251)

Sale Contract:
Australian Treasury Bond 6% - 3 year                                               March 2005           5                    3,432
                                                                                                                      ------------
                                                                                                                      $     (8,819)
                                                                                                                      ============

Tax Cost of Investments

The United States federal income tax basis of the Fund's investments and net unrealized appreciation as of January 31, 2005 were as follows:

    Cost          Appreciation    Depreciation       Net Unrealized Appreciation
    ----          ------------    ------------       ---------------------------

$ 152,729,663     $ 5,260,874     ($ 2,569,604)             $ 2,691,270


Aberdeen Global Income Fund, Inc.

Item 2 - Controls and Procedures

      (a) It is the conclusion of the Registrant's principal executive officer and principal financial officer that the effectiveness of the Registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

      (b) There have been no changes in the Registrant's internal control over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 - Exhibits

      (a)(1) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Income Fund, Inc.


By: /s/ Martin Gilbert
    ---------------------------------
    Martin Gilbert,
    President of
    Aberdeen Global Income Fund, Inc.

Date: March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Martin Gilbert
    ---------------------------------
    Martin Gilbert,
    President of
    Aberdeen Global Income Fund, Inc.

Date: March 22, 2005


By: /s/ Christian Pittard
    ---------------------------------
    Christian Pittard,
    Treasurer of
    Aberdeen Global Income Fund, Inc.

Date: March 22, 2005